Deferred tax - Calculated tax losses (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Deferred tax
Available for offset against future taxable income	R 331,602	R 326,354
Utilised against deferred tax balance	(211,270)	(209,025)
Not recognised as a deferred tax asset	R 120,332	R 117,329